OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Refundable deposits with suppliers	$ 1,585,138	$ 6,290,792
Deposits for open project bids	120,838	125,816
Other receivables	198,650	78,633
Other current assets	$ 1,904,626	$ 6,495,241